Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Accrued Expenses
6.	ACCRUED EXPENSES

Accrued expenses consist of the following as of June 28, 2014 and December 28, 2013:

	June 28,	December 28,
	2014	2013
Interest	$27,633	$16,456
Payroll and benefits	16,066	16,368
Capital lease obligations	13,528	2,068
Insurance	8,212	7,445
Taxes (1)	6,084	4,168
Professional fees	2,177	2,352
Other (2)	14,213	8,394

Total	$87,913	$57,251

(1)	Consists primarily of real estate, personal property and sales taxes.
(2)	Consists primarily of subcontractor, management fee and working capital settlement accruals.

Continental Cement Company, L.L.C. [Member]
Accrued Expenses

(4)	Accrued Expenses

Accrued expenses consist of the following as of June 28, 2014 and December 28, 2013:

	June 28, 2014	December 28, 2013
Accrued interest due to Summit Materials	$3,806	$3,848
Accrued post-retirement benefits other than pensions, current portion	1,268	1,268
Accrued bonus liability	326	884
Accrued payroll, insurance and benefits	793	758
Accrued interest due to noncontrolling member	—	723
Accrued professional fees	269	340
Accrued costs to remove barge from waterway	380	880
Other	1,624	1,296

Total	$8,466	$9,997

(5)	Accrued Expenses

Accrued expenses and other liabilities consist of the following as of year-end 2013 and 2012:

	2013	2012
Accrued interest due to Summit Materials	$3,848	$4,283
Accrued interest due to noncontrolling interest	723	2,149
Accrued post-retirement benefits other than pensions, current portion	1,268	1,055
Accrued professional fees	340	400
Accrued payroll, insurance and benefits	758	897
Accrued bonus liability	884	1,153
Accrued costs to remove barge from waterway	880	850
Other	1,296	736

Total	$9,997	$11,523